Long-term Debt - Senior Credit Facility (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Nov. 30, 2023
Long-term Debt
Loss on extinguishment of debt	$ 30,000	$ 281,000
Floating interest rate
Long-term Debt
Interest rate	8.20%
Secured overnight financing rate index swap rate
Long-term Debt
Interest rate	2.60%
Minimum | Secured overnight financing rate index swap rate
Long-term Debt
Interest rate	2.10%
Maximum | Secured overnight financing rate index swap rate
Long-term Debt
Interest rate	2.85%
Senior credit facility
Long-term Debt
Principal amount		110,000,000
Borrowings	$ 66,350,000	12,000,000
Interest expense on facility	4,415,000	26,000
Financing costs	2,360,000
Amortization of deferred financing costs	462,000	15,000
Senior credit facility | Fixed SOFR @ 4.4% | Senior Credit Facility, Interest rate protection agreement
Long-term Debt
Principal amount			$ 34,000,000
Interest rate			4.40%
Delayed draw term loan facility
Long-term Debt
Principal amount		85,000,000
Borrowings	61,600,000
Term loan
Long-term Debt
Principal amount		5,000,000
Borrowings	4,750,000	5,000,000
Quarterly installments	862,500
Revolving credit facility
Long-term Debt
Principal amount		20,000,000
Borrowings	$ 0	7,000,000
Interest expense on facility		126,000
Amortization of deferred financing costs		135,000
Loss on extinguishment of debt		$ 281,000